Subsequent Events (Details) $ / shares in Units, € in Millions, ر.س in Millions, $ in Millions						12 Months Ended
	May 12, 2024 USD ($) D tranche $ / shares shares	May 12, 2024 EUR (€) D shares	May 12, 2024 SAR (ر.س) D shares	May 11, 2024 SAR (ر.س)	Jun. 26, 2023	Dec. 31, 2023	May 12, 2024 EUR (€) tranche	May 12, 2024 SAR (ر.س) tranche	May 11, 2024 $ / shares
Subsequent Event
Convert period	10 days	10 days	10 days
Genomics Innovations Company Limited
Subsequent Event
Proportion of ownership interest in joint venture					20.00%	20.00%
Genomics Innovations Company Limited | Pharmaceutical Investment Company
Subsequent Event
Proportion of ownership interest in joint venture					80.00%
Receivable Transfer Agreement | Pharmaceutical Investment Company
Subsequent Event
Aggregate purchase price	$ 15.0						€ 13.9
Number of tranches | tranche	3						3	3
Purchase price in each tranche	$ 5.0
Sale of Interest in Joint Venture | Genomics Innovations Company Limited | Pharmaceutical Investment Company
Subsequent Event
Shares sells	16.00%	16.00%	16.00%
Transaction amounted		€ 4.9	ر.س 20.0
Number of shares agreed to sell under the joint venture | shares	16,000	16,000	16,000
Proportion of ownership interest in joint venture	4.00%	4.00%	4.00%
Modification of Technology Transfer and Intellectual Property License Agreement
Subsequent Event
Percentage of royalty fee	1.00%	1.00%	1.00%	2.50%
Loan and Security Agreement
Subsequent Event
Percentage multiplied to notional amount in calculating fee	2.00%	2.00%	2.00%
Threshold market capitalization amount that would trigger success fee	$ 125.0
Threshold consecutive trading days of market capitalization amount requirement that would trigger success fee | D	10	10	10
Second loan amendment
Subsequent Event
Second conversion of the aggregate principal amount	$ 15.0
Second loan amendment | Amended convertible loan agreement with Lifera
Subsequent Event
Conversion of the aggregate principal amount	15.0
Second conversion of the aggregate principal amount	$ 15.0
Convert period	10 days	10 days	10 days
Threshold percentage, considered for conversion price adjustment	49.00%	49.00%	49.00%
Second loan amendment | Amended convertible loan agreement with Lifera | First Conversion
Subsequent Event
Conversion price | $ / shares	$ 0.79								$ 2.20
Second loan amendment | Amended convertible loan agreement with Lifera | Second Conversion
Subsequent Event
Conversion price | $ / shares	$ 2.20
Consultancy Variation Agreement
Subsequent Event
First milestone fee receivable | ر.س				ر.س 20.0				ر.س 10.0